Intangible assets - Intangible Assets (Details) - EUR (€) € in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period			€ 46,289	€ 95,215	€ 96,967
Acquisitions			13		195
Additional considerations			0		3,685
Disposals			0		0
Amortizations			(1,109)		(5,632)
Transfers			0		0
Intangible assets other than goodwill at end of period	€ 95,215		45,193	46,289	95,215
Agreement with Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Additional considerations	185	€ 2,500			2,685
2014 Novo Nordisk A/S monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Additional considerations					1,000
Monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Amortizations			(1,039)		(1,686)
IPH5201
Disclosure of detailed information about intangible assets [line items]
Amortizations					(1,818)
2018 Lumoxiti agreement, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Amortizations					(2,041)
Impairment of intangible assets				43,529
Purchased licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period			5,103	53,991	56,851
Acquisitions			0		0
Additional considerations			0		2,685
Disposals			0		0
Amortizations			(1,039)		(5,545)
Transfers			0		0
Intangible assets other than goodwill at end of period	53,991		4,064	5,103	53,991
Decrease in net book value of licences				48,888
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period			185	225	116
Acquisitions			13		195
Additional considerations			0		0
Disposals			0		0
Amortizations			(70)		(86)
Transfers			0		0
Intangible assets other than goodwill at end of period	225		128	185	225
In progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period			41,000	41,000	40,000
Acquisitions			0		0
Additional considerations			0		1,000
Disposals			0		0
Amortizations			0		0
Transfers			0		0
Intangible assets other than goodwill at end of period	€ 41,000		€ 41,000	€ 41,000	€ 41,000